Acquisition of Mining Interests - Additional Information (Detail) - USD ($)			12 Months Ended
	Jun. 09, 2017	Jul. 19, 2016	Dec. 31, 2017	Feb. 15, 2017	Dec. 31, 2016
Disclosure of purchase of mining assets [Line Items]
Payment for acquisition				$ 65,000,000
Deferred payment obligation			$ 182,000,000
Norte Abierto [member]
Disclosure of purchase of mining assets [Line Items]
Percentage of ownership in joint operation			50.00%
Cerro Casale Project [member]
Disclosure of purchase of mining assets [Line Items]
Percentage of interest acquired			50.00%
Purchase of mining assets			$ 449,000,000
Non-current asset			59,000,000
Tax receivables			21,000,000
Reclamation and other current liabilities			$ 3,000,000
Cerro Casale Project [member]
Disclosure of purchase of mining assets [Line Items]
Date of acquisition	Jun. 09, 2017
Percentage of interest acquired	50.00%
Barrick [member] | Cerro Casale Project [member]
Disclosure of purchase of mining assets [Line Items]
Percentage of interest acquired			25.00%
Amount payable for acquisition			$ 40,000,000
Deferred payment obligation			$ 260,000,000
Barrick [member] | Norte Abierto [member]
Disclosure of purchase of mining assets [Line Items]
Percentage of ownership in joint operation			50.00%
Minimum Spending required in each successive two-year period subsequent to initial two years of Joint Operation until deferred obligation is satisfied			$ 80,000,000
Deferred payment obligation			182,000,000		$ 0
Minimum spend to be incurred on joint operation			$ 60,000,000
Barrick [member] | Quebrada Seca Exploration Project [member]
Disclosure of purchase of mining assets [Line Items]
Percentage of interest acquired			100.00%
Barrick [member] | Quebrada Seca Exploration Project [member] | Cerro Casale Project [member]
Disclosure of purchase of mining assets [Line Items]
Percentage of royalty interest			1.25%
Percentage of gross revenue			25.00%
Percentage of ownership in joint operation			50.00%
Barrick [member] | Cerro Casale And Quebrada Seca Projects [member]
Disclosure of purchase of mining assets [Line Items]
Deferred payment obligation			$ 260,000,000
Percentage of interest acquired			100.00%
Annual price adjustment			0.0475
Barrick [member] | Caspiche project [member]
Disclosure of purchase of mining assets [Line Items]
Acquisition cost			$ 80,000,000
Percentage of acquisition cost			50.00%
Exeter Resource Corporation [member]
Disclosure of purchase of mining assets [Line Items]
Percentage of interest acquired			100.00%
Common share exchanged rate per share			0.12
Consideration amount			$ 156,000,000
Total consideration			156,000,000
Transaction cost			7,000,000
Purchase of mining assets			160,000,000
Acquired working capital items			$ 3,000,000
Exeter Resource Corporation [member] | Caspiche project [member]
Disclosure of purchase of mining assets [Line Items]
Percentage of interest acquired			100.00%
Kinross gold corporation [member] | Cerro Casale Project [member]
Disclosure of purchase of mining assets [Line Items]
Percentage of interest acquired			25.00%
Kinross gold corporation [member] | Quebrada Seca Exploration Project [member]
Disclosure of purchase of mining assets [Line Items]
Percentage of interest acquired			100.00%
Kinross gold corporation [member] | Cerro Casale And Quebrada Seca Projects [member]
Disclosure of purchase of mining assets [Line Items]
Payment for acquisition			$ 260,000,000
Percentage of royalty interest			1.25%
Percentage of gross revenue			25.00%
Amount of royalty foregone by Kinross			$ 10,000,000
Amount payable for acquisition			40,000,000
Obligation to payable			$ 20,000,000
Kinross gold corporation [member] | Barrick [member] | Cerro Casale And Quebrada Seca Projects [member]
Disclosure of purchase of mining assets [Line Items]
Percentage of interest acquired			50.00%
Total consideration			$ 526,000,000
Transaction cost			$ 6,000,000
Kaminak Gold Corporation [member]
Disclosure of purchase of mining assets [Line Items]
Date of acquisition		Jul. 19, 2016
Percentage of interest acquired		100.00%
Common share exchanged rate per share		0.10896
Total consideration		$ 406,000,000
Transaction cost		6,000,000
Purchase of mining assets		386,000,000
Acquired working capital items		$ 11,000,000
Percentage of principal asset owned in Coffee project		100.00%
Deferred tax assets and working capital assets		$ 20,000,000
Acquired deferred income tax asset		$ 9,000,000